EQUITY (Details Narrative) - $ / shares	Aug. 06, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized		65,000,000	65,000,000	65,000,000
Common stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value per share		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		25,899,468	25,899,468	25,899,468
Common stock, shares outstanding		25,899,468	25,899,468	25,899,468
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Hanliang Shao [Member]
Defined Benefit Plan Disclosure [Line Items]
Technology assignment agreement description	Company entered into the Technology Assignment Agreement with Hanliang Shao, a director of the Company. Pursuant to the agreement, Mr. Shao conveyed to the Company all his rights, titles and interests in and to three separate technologies. In exchange, Mr. Shao will earn 4,000,000 shares of Company’s common stock upon the filing of a patent with the US Patent and Trademark Office (“USPTO”). In addition, Mr. Shao shall be entitled to receive a total of 2,000,000 additional shares of Company common stock issuable monthly over a three (3) year period beginning with the month of August 2021 (“Term”) at the rate of 55,556 shares per month, except in final month, the amount will be 55,540, provided that during the Term, the assignee does not breach the confidentiality and non-compete covenants contained in the agreement. Mr. Shao has entitled 111,112 shares of common stock at $0.001 par value under the agreement for the months of September 2021 and October 2021, which were issued in January 2022 at a value of $111.